Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 01, 2019	Oct. 31, 2015	Apr. 30, 2019	Jan. 31, 2016	Jul. 31, 2019	Apr. 30, 2016	Oct. 31, 2019	Jul. 31, 2016	Jan. 31, 2020	Oct. 31, 2016	Apr. 30, 2020	Jan. 31, 2017	Jul. 31, 2020	Apr. 30, 2017	Oct. 31, 2020	Jul. 31, 2017	Jan. 31, 2021	Oct. 31, 2017	Apr. 30, 2021	Jan. 31, 2018	Jul. 31, 2021	Apr. 30, 2018	Oct. 31, 2021	Jul. 31, 2018	Jan. 31, 2022	Oct. 31, 2018	Apr. 30, 2022	Jan. 31, 2019	Jul. 31, 2022	Apr. 30, 2019	Oct. 31, 2022	Jul. 31, 2019	Jan. 31, 2023	Oct. 31, 2019	Apr. 30, 2023	Jan. 31, 2020	Jul. 31, 2023	Apr. 30, 2020	Oct. 31, 2023	Jul. 31, 2020	Jan. 31, 2024	Oct. 31, 2020	Apr. 30, 2024	Jan. 31, 2021	Jul. 31, 2024	Apr. 30, 2021	Oct. 31, 2024	Jul. 31, 2021	Jan. 31, 2025	Oct. 31, 2021	Apr. 30, 2025	Jan. 31, 2022	Jul. 31, 2025	Apr. 30, 2022	Oct. 31, 2025	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000005553
Account Value [Line Items]
Accumulated Value		$ 25,000		$ 25,634		$ 26,039		$ 26,594		$ 26,254		$ 25,571		$ 25,981		$ 26,548		$ 26,761		$ 26,702		$ 26,615		$ 26,978		$ 26,609		$ 27,263		$ 28,031		$ 28,758		$ 29,079		$ 29,741		$ 27,667		$ 29,812		$ 29,688		$ 30,835		$ 30,937		$ 31,573		$ 31,134		$ 30,691		$ 28,629		$ 29,065	$ 26,780	$ 28,977	$ 28,899	$ 29,094	$ 27,425	$ 30,097	$ 29,911	$ 30,700	$ 30,845	$ 30,980	$ 30,439	$ 30,248	$ 31,873
C000117204
Account Value [Line Items]
Accumulated Value		25,000		25,618		26,006		26,563		26,186		25,489		25,882		26,430		26,625		26,549		26,446		26,791		26,407		27,040		27,785		28,488		28,788		29,424		27,380		29,482		29,318		30,432		30,513		31,121		30,669		30,214		28,167		28,578	26,314	28,455	28,362	28,535	26,880	29,481	29,282	30,035	30,158	30,270	29,724	29,519	31,085
C000211686
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 511,957		$ 525,801		$ 531,824		$ 543,641		$ 506,318		$ 545,688		$ 543,150		$ 564,296		$ 566,771		$ 578,590		$ 570,270		$ 562,803		$ 524,712		$ 532,831		$ 491,541		$ 531,511		$ 530,224		$ 534,425		$ 503,438		$ 552,634		$ 549,379		$ 564,525		$ 567,362		$ 569,484		$ 559,686		$ 556,321		$ 586,358
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		25,000		25,577		25,888		26,387		26,015		25,505		25,925		26,454		26,585		26,404		26,328		26,717		26,449		27,266		27,950		28,669		28,940		29,624		28,554		30,205		29,980		30,813		30,766		31,199		30,770		30,231		28,340		29,038	27,084	29,249	29,155	29,307	27,800	30,098	29,762	30,404	30,496	30,724	30,257	30,403	31,767
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		$ 25,000		$ 25,577		$ 25,888		$ 26,387		$ 26,015		$ 25,505		$ 25,925		$ 26,454		$ 26,585		$ 26,404		$ 26,328		$ 26,717		$ 26,449		$ 27,266		$ 27,950		$ 28,669		$ 28,940		$ 29,624		$ 28,554		$ 30,205		$ 29,980		$ 30,813		$ 30,766		$ 31,199		$ 30,770		$ 30,231		$ 28,340		$ 29,038	$ 27,084	$ 29,249	$ 29,155	$ 29,307	$ 27,800	$ 30,098	$ 29,762	$ 30,404	$ 30,496	$ 30,724	$ 30,257	$ 30,403	$ 31,767
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 510,196		$ 523,323		$ 528,261		$ 540,743		$ 521,225		$ 551,364		$ 547,245		$ 562,449		$ 561,597		$ 569,504		$ 561,672		$ 551,837		$ 517,319		$ 530,049		$ 494,389		$ 533,903		$ 532,190		$ 534,971		$ 507,460		$ 549,397		$ 543,273		$ 554,995		$ 556,664		$ 560,832		$ 552,308		$ 554,980		$ 579,872